Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,385,004
Previously Paid Amount
Total Fee Amount	3,886.45
Total Offset Amount
Net Fee	$ 3,886.45